Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				60 Months Ended		66 Months Ended
	Jun. 30, 2009 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)
Related Party Transaction
Interest expenses		$ 6,454	¥ 40,008	¥ 37,994	¥ 18,761
Amounts due to related parties		3,355		21,453					¥ 20,802
Beijing Jingjing | Rental of properties
Related Party Transaction
Expenses incurred		232	1,440	1,440	¥ 1,440
Monthly rental payment	¥ 174							¥ 120
Period of lease								5 years 6 months
GMHL, Beijing Jingjing and China Bright
Related Party Transaction
Amounts due to related parties				21,453
China Bright Group Co. Limited | Raw material purchase
Related Party Transaction
Raw material purchase		2,530	15,683	14,336
Golden Meditech (S) Pte Ltd. | Consultancy expenses
Related Party Transaction
Expenses incurred		320	1,984	¥ 904
Cordlife Group Limited - listed on Singapore Exchange | License fee
Related Party Transaction
Expenses incurred		52	¥ 321
Scenario forecast | Beijing Jingjing | Rental of properties
Related Party Transaction
Monthly rental payment						$ 19	¥ 120
Period of lease						5 years	5 years
Magnum | Cordlife Group Limited - listed on Singapore Exchange | GMHL, Beijing Jingjing and China Bright
Related Party Transaction
Amounts due to related parties		$ 3,355							¥ 20,802